Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Instrument [Line Items]
Summary of Long-Term Debt
A summary of long-term debt is as follows:

(In thousands)	Coupon	December 31, 2013	December 31, 2012
U.S. Term Loans		$—	$1,156,250
Revolving Facility		60,000	—
2015 Cash Convertible Notes	3.750%	1,828,301	1,136,768
2016 Senior Notes (a)	1.800%	499,241	—
2016 Senior Notes (b)	1.350%	499,713	—
2017 Senior Notes (c)	7.625%	—	550,000
2018 Senior Notes (d)	2.600%	648,774	—
2018 Senior Notes (c)	6.000%	811,313	826,974
2019 Senior Notes (a)	2.550%	498,789	—
2020 Senior Notes (c)	7.875%	1,012,003	1,013,372
2023 Senior Notes (a)	3.125%	733,207	748,452
2023 Senior Notes (e)	4.200%	498,074	—
2043 Senior Notes (e)	5.400%	496,914	—
Other		132	132
		7,586,461	5,431,948
Less current portion		2	94,752
Total long-term debt		$7,586,459	$5,337,196
____________

(a)
Instrument is callable by the Company at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.20% plus, in each case, accrued and unpaid interest.

(b)
Instrument is callable by the Company at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.125% plus, in each case, accrued and unpaid interest.

(c)
Instrument is callable by the Company at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.50% plus, in each case, accrued and unpaid interest.

(d)
Instrument is callable by the Company at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.30% plus, in each case, accrued and unpaid interest.

(e)
Instrument is callable by the Company at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.25% plus, in each case, accrued and unpaid interest.

Interest Rates on Outstanding Borrowings Under Term Loans
Details of the interest rates in effect at December 31, 2012 on the outstanding borrowings under the term loans are in the table below:

	December 31, 2012
(In thousands)	Outstanding	Basis	Rate
U.S. Term Loans:
Swapped to Fixed Rate - January 2014 (1)	$500,000	Fixed	2.35%
Swapped to Fixed Rate - March 2014 (1)	$350,000	Fixed	2.20%
Floating Rate	$306,250	LIBOR + 1.75%	1.96%
Total U.S. Term Loans	$1,156,250
____________

(1)
Effective January 2012, $500 million of the U.S. Term Loans had been swapped to a fixed rate of 0.60% plus the specified spread under the Senior Credit Agreement through January 2014. Effective March 2012, an additional $350 million of the U.S. Term Loans had been swapped to a fixed rate of 0.45% plus the specified spread under the Senior Credit Agreement through March 2014. As of December 31, 2012, the specified spread under the Senior Credit Agreement was 175 basis points. These swaps were designated as cash flow hedges of the variability in interest expense related to our variable rate debt.

Minimum Repayments on Outstanding Borrowings
Mandatory minimum repayments remaining on the outstanding long-term debt at December 31, 2013, excluding the discounts, premium and conversion features, are as follows for each of the periods ending December 31:

(In thousands)	Total
2014	$2
2015	574,093
2016	1,000,000
2017	—
2018	1,510,000
Thereafter	3,250,000
Total	$6,334,095

Cash Convertible Notes | Convertible Debt
Debt Instrument [Line Items]
Summary of Long-Term Debt
Below is the summary of the components of the Cash Convertible Notes:

(In thousands)	December 31, 2013	December 31, 2012	Balance Sheet Classification
Outstanding principal	$573,963	$575,000	Long-term debt
Equity component carrying amount	1,303,300	636,300	Long-term debt
Unamortized discount	(48,962)	(74,532)	Long-term debt
Net debt carrying amount	$1,828,301	$1,136,768
Purchased call options	$1,303,300	$636,300	Other assets